PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of December 31,
	2023	2024
Cost:
Buildings	791	791
Leasehold improvements	11,053	11,187
Furniture, fixtures and equipment	2,448	2,363
Motor vehicles	2	2
	14,294	14,343
Less: Accumulated depreciation	8,456	8,769
	5,838	5,574
Construction in progress	259	108
Property and equipment, net	6,097	5,682